Equity - Noncontrolling Interests (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023		Sep. 30, 2022	Mar. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interests
Beginning balance		$ 1,280,947	$ 1,842,649	$ 1,092,996	$ 986,348	$ 1,728,413	[1]	$ 991,686	$ 991,686		$ 1,092,996	$ 986,348	$ 676,493
Net loss		(381,764)	(73,887)	(100,906)	(22,964)	(1,537,734)		(160,235)	(252,100)			(105,133)	(50,872)
Payment of employee payroll taxes on restricted equity units		(32)	(32)	(33)	(1,228)	(116)		(1,024)	(1,125)			(1,465)	(1,522)
Noncash issuance of noncontrolling interest					374			11,973	299			9,189	5,978
Distributions payable to noncontrolling interest holder		(238)	(131)	(811)	(621)	(567)		(131)	(1,719)			(1,539)	(737)
Cash contribution for BCH Preferred Series C Unit Accounts					14,800							14,800	130,200
Noncash issuance of BCH Preferred Series C Unit Accounts					246							246	313
Promissory note exchange for BCH Preferred Series C Unit Accounts													65,065
Redemption of BCH Preferred Series C Unit Accounts												(14,800)
Distribution to noncontrolling interest									(131)
Reclass of allocated income for FLP Subclass 3 to payable			(933)					(933)	(933)			(23)
Issuance of noncontrolling interest								2,430	2,430
Annual reallocation of FLP											(2,100)
Adjustment for change in ownership interest	$ 3,200												0
Ending balance		932,259	1,805,494	991,686	984,887	932,259		1,805,494	1,728,413	[1]		1,092,996	986,348
Issuance of shares		3,410	20,100			(4,290)		20,100				207,390
Distributions payable to noncontrolling interest holder			(14)					(557)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return			9,621					18,771	(37,100)			(2,200)
Reclass of BCH Preferred A.1 from temporary to permanent equity						699,441
Recent Financings
Noncontrolling Interests
Issuance of shares						8,696
Preferred Series C
Noncontrolling Interests
Cash contribution for BCH Preferred Series C Unit Accounts												14,800	130,200
Preferred Series A.1
Noncontrolling Interests
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return						(6,900)		(18,800)
Preferred Series B-1 | Recent Financings
Noncontrolling Interests
Issuance of shares		37,649				37,649
Noncontrolling interests
Noncontrolling Interests
Beginning balance		786,080	244,411	337,676	364,844	142,213		277,888	277,888		337,676	364,844	112,527
Net loss		(14,196)	(71,453)	(58,977)		(58,748)		(106,197)	(132,644)			(33,851)	43,045
Noncontrolling interest reclass									0			0	0
Payment of employee payroll taxes on restricted equity units					(1,190)			(919)	(919)			(1,190)
Noncash issuance of noncontrolling interest					374			299	299			9,189	5,978
Distributions payable to noncontrolling interest holder		(238)	(131)	(811)	(621)	(567)		(131)	(1,719)			(1,539)	(737)
Cash contribution for BCH Preferred Series C Unit Accounts					14,800							14,800	130,200
Noncash issuance of BCH Preferred Series C Unit Accounts					246							246	313
Promissory note exchange for BCH Preferred Series C Unit Accounts													70,285
Redemption of BCH Preferred Series C Unit Accounts												(14,800)
Distribution to noncontrolling interest			(131)					(131)	(131)
Reclass of allocated income for FLP Subclass 3 to payable			(933)					(933)	(933)			(23)
Issuance of noncontrolling interest								2,430	2,430
Annual reallocation of FLP									(2,057)
Adjustment for change in ownership interest													3,233
Ending balance		563,636	171,880	277,888	365,210	563,636		171,880	142,213			337,676	364,844
Issuance of shares		(3,193)
Distributions payable to noncontrolling interest holder			(14)					(557)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return						(6,942)
Reclass of BCH Preferred A.1 from temporary to permanent equity						699,441
Noncontrolling interests | Reduction of Noncontrolling Interests
Noncontrolling Interests
Issuance of shares		(3,272)				(3,272)
Noncontrolling interests | Recent Financings
Noncontrolling Interests
Issuance of shares						(3,060)
Noncontrolling interests | Recent Financings, Shares Issued
Noncontrolling Interests
Issuance of shares						133
Noncontrolling interests | Recent Financings, Noncontrolling Interest Issued
Noncontrolling Interests
Issuance of shares		79				79
Noncontrolling interests | Trusts
Noncontrolling Interests
Beginning balance		(132,361)	(27,973)	57,022	79,885	(118,299)		982	982		57,022	79,885	27,062
Net loss		(3,591)	(72,843)	(55,229)		(17,457)		(101,554)	(117,861)			(30,513)	47,582
Noncash issuance of noncontrolling interest								299	299			9,189	5,978
Distributions payable to noncontrolling interest holder		(238)		(811)		(567)			(1,719)			(1,539)	(737)
Ending balance		(138,441)	(100,830)	982		(138,441)		(100,830)	(118,299)			57,022	79,885
Distributions payable to noncontrolling interest holder			(14)					(557)
Noncontrolling interests | Trusts | Reduction of Noncontrolling Interests
Noncontrolling Interests
Issuance of shares		(3,272)				(3,272)
Noncontrolling interests | Trusts | Recent Financings, Shares Issued
Noncontrolling Interests
Issuance of shares						133
Noncontrolling interests | Trusts | Recent Financings, Noncontrolling Interest Issued
Noncontrolling Interests
Issuance of shares		79				79
Noncontrolling interests | Class S Ordinary
Noncontrolling Interests
Beginning balance		19,311	63,329	73,579	78,245	52,560		69,831	69,831		73,579	78,245	85,448
Net loss		(9,614)	(1,781)	(3,748)		(38,979)		(7,824)	(16,987)			(4,811)	(6,920)
Noncontrolling interest reclass			1,116					1,116	1,116			740	1,199
Payment of employee payroll taxes on restricted equity units								(459)	(459)			(595)
Promissory note exchange for BCH Preferred Series C Unit Accounts													(915)
Annual reallocation of FLP									(941)
Adjustment for change in ownership interest													(567)
Ending balance		9,697	62,664	69,831		9,697		62,664	52,560			73,579	78,245
Conversion of stock						(3,884)
Noncontrolling interests | Class S Preferred
Noncontrolling Interests
Beginning balance		856	856	1,316	1,201	856		1,316	1,316		1,316	1,201	17
Net loss												(30)	(15)
Noncontrolling interest reclass			1,117					1,117	1,117			740	1,199
Payment of employee payroll taxes on restricted equity units								(460)	(460)			(595)
Annual reallocation of FLP									(1,116)
Ending balance		856	1,973	1,316		856		1,973	856			1,316	1,201
Noncontrolling interests | FLP
Noncontrolling Interests
Beginning balance			0	0	0	0		0	0		0	0	0
Net loss			3,166					3,166	3,166			1,503	2,398
Noncontrolling interest reclass			(2,233)					(2,233)	(2,233)			(1,480)	(2,398)
Reclass of allocated income for FLP Subclass 3 to payable			(933)					(933)	(933)			(23)
Ending balance			0	0				0	0			0	0
Noncontrolling interests | Preferred Series C
Noncontrolling Interests
Beginning balance		205,759	205,759	205,759	205,513	205,759		205,759	205,759		205,759	205,513	0
Cash contribution for BCH Preferred Series C Unit Accounts												14,800	130,200
Noncash issuance of BCH Preferred Series C Unit Accounts												246	313
Promissory note exchange for BCH Preferred Series C Unit Accounts													71,200
Redemption of BCH Preferred Series C Unit Accounts												(14,800)
Adjustment for change in ownership interest													3,800
Ending balance		0	205,759	205,759		0		205,759	205,759			205,759	205,513
Conversion of stock		(205,759)				(205,759)
Noncontrolling interests | Class A of CT
Noncontrolling Interests
Beginning balance		690	2,440	0	$ 0	1,337		0	0		$ 0	0	0
Net loss		(421)	5			(1,068)		15	(962)
Distribution to noncontrolling interest			(131)					(131)	(131)
Issuance of noncontrolling interest								2,430	2,430
Ending balance		269	$ 2,314	$ 0		269		$ 2,314	1,337			$ 0	$ 0
Noncontrolling interests | Preferred Series A.1
Noncontrolling Interests
Beginning balance		691,825				0
Net loss		(570)				(1,244)
Ending balance		691,255				691,255			$ 0
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return						(6,942)
Reclass of BCH Preferred A.1 from temporary to permanent equity						699,441
Noncontrolling interests | Preferred Series B-1 | Recent Financings
Noncontrolling Interests
Issuance of shares		$ 942				$ 942

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.